Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.9%
Advertising — 2.4%
The Trade Desk, Inc., Class A*	41,577	$3,249,242
Aerospace & Defense — 3.4%
HEICO Corp., Class A	21,763	2,812,215
Howmet Aerospace, Inc.	36,432	1,684,980
		4,497,195
Apparel — 2.4%
Levi Strauss & Co., Class A	98,032	1,331,274
On Holding AG, Class A*	69,339	1,929,011
		3,260,285
Auto Parts & Equipment — 3.0%
BorgWarner, Inc.	78,030	3,150,071
Fox Factory Holding Corp.*	8,491	841,288
		3,991,359
Beverages — 1.6%
Brown-Forman Corp., Class B	35,913	2,071,821
Biotechnology — 2.0%
Genmab A/S, ADR*	48,187	1,699,555
Ionis Pharmaceuticals, Inc.*	21,135	958,684
		2,658,239
Building Materials — 2.9%
Martin Marietta Materials, Inc.	4,515	1,853,317
Trex Co., Inc.*	32,609	2,009,693
		3,863,010
Commercial Services — 8.5%
CoStar Group, Inc.*	78,154	6,009,261
MarketAxess Holdings, Inc.	14,895	3,182,168
Rollins, Inc.	17,596	656,859
WillScot Mobile Mini Holdings Corp.*	36,595	1,521,986
		11,370,274
Computers — 2.0%
Crowdstrike Holdings, Inc., Class A*	15,588	2,609,119
Distribution & Wholesale — 5.5%
Copart, Inc.*	50,180	2,162,256
Fastenal Co.	40,215	2,197,348
Pool Corp.	8,326	2,964,888
		7,324,492
Electrical Components & Equipment — 5.9%
Generac Holdings, Inc.*	18,081	1,970,106
Littelfuse, Inc.	6,507	1,609,311
Novanta, Inc.*	12,127	1,739,497
Universal Display Corp.	16,115	2,529,894
		7,848,808
Electronics — 6.1%
Agilent Technologies, Inc.	16,193	1,810,701
Coherent Corp.*	44,777	1,461,521
Keysight Technologies, Inc.*	13,531	1,790,287
Mettler-Toledo International, Inc.*	837	927,455
	Number of Shares	Value†

Electronics — (continued)
Trimble, Inc.*	40,451	$2,178,691
		8,168,655
Entertainment — 1.8%
Vail Resorts, Inc.	10,628	2,358,247
Hand & Machine Tools — 1.4%
Lincoln Electric Holdings, Inc.	9,954	1,809,538
Healthcare Products — 15.0%
Bio-Techne Corp.	34,404	2,341,880
Edwards Lifesciences Corp.*	27,219	1,885,732
Envista Holdings Corp.*	67,486	1,881,510
GE HealthCare Technologies, Inc.	9,911	674,344
IDEXX Laboratories, Inc.*	4,830	2,112,014
Inspire Medical Systems, Inc.*	6,341	1,258,308
Intuitive Surgical, Inc.*	9,503	2,777,632
Repligen Corp.*	17,277	2,747,216
The Cooper Cos., Inc.	6,240	1,984,382
West Pharmaceutical Services, Inc.	6,041	2,266,644
		19,929,662
Insurance — 1.4%
Kinsale Capital Group, Inc.	4,609	1,908,725
Internet — 3.1%
Pinterest, Inc., Class A*	152,033	4,109,452
Machinery — Diversified — 0.9%
Westinghouse Air Brake Technologies Corp.	11,951	1,270,033
Media — 1.0%
FactSet Research Systems, Inc.	3,050	1,333,643
Miscellaneous Manufacturing — 1.5%
A.O. Smith Corp.	30,693	2,029,728
Office & Business Equipment — 1.0%
Zebra Technologies Corp., Class A*	5,481	1,296,421
Pharmaceuticals — 2.7%
Dexcom, Inc.*	39,158	3,653,441
Retail — 4.8%
Floor & Decor Holdings, Inc., Class A*	28,151	2,547,665
Foot Locker, Inc.	48,019	833,130
Lululemon Athletica, Inc.*	5,701	2,198,363
National Vision Holdings, Inc.*	49,372	798,839
		6,377,997
Semiconductors — 7.5%
Lattice Semiconductor Corp.*	17,496	1,503,431
Microchip Technology, Inc.	34,595	2,700,140
Monolithic Power Systems, Inc.	6,699	3,094,938
Teradyne, Inc.	26,676	2,679,871
		9,978,380

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 11.6%
DocuSign, Inc.*	11,288	$474,096
DoubleVerify Holdings, Inc.*	46,124	1,289,166
EngageSmart, Inc.*	36,969	665,072
HubSpot, Inc.*	3,670	1,807,475
Paycom Software, Inc.	9,559	2,478,362
Tyler Technologies, Inc.*	7,260	2,803,376
Veeva Systems, Inc., Class A*	10,988	2,235,509
Workday, Inc., Class A*	8,171	1,755,539
Workiva, Inc.*	19,581	1,984,339
		15,492,934
Telecommunications — 0.5%
Arista Networks, Inc.*	3,632	668,034
TOTAL COMMON STOCKS (Cost $116,953,957)		133,128,734

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $562,400)	562,400	562,400
TOTAL INVESTMENTS — 100.3% (Cost $117,516,357)		$133,691,134
Other Assets & Liabilities — (0.3)%		(435,424)
TOTAL NET ASSETS — 100.0%		$133,255,710

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
2